Investment Objectives and Goals - ALPS Global Opportunity Fund	Sep. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ALPS GLOBAL OPPORTUNITY FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize total return.